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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-04804

The Elite Group of Mutual Funds
(Exact name of registrant as specified in charter)

1324 4th Avenue, Suite 2144 Seattle, Washington	98101
(Address of principal executive offices)	(Zip code)

Richard S. McCormick

McCormick Capital Management 1324 4th Avenue, Suite 2144 Seattle, WA 98101
(Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863

Date of fiscal year end:         September 30, 2011

Date of reporting period:       June 30, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
June 30, 2011
(unaudited)

	Bonds 89.4%
Par Value	U.S. Government/Agencies Notes and Bonds 19.2%	Maturity	Coupon	Market Value

150,000	(HUD) Housing Urban Development	08/01/11	4.440%	150,533
181,000	Tennessee Valley Authority	05/23/12	6.790%	191,396
200,000	Fannie Mae	07/30/12	1.125%	201,688
600,000	U.S. Treasury Note	01/31/13	0.625%	602,367
250,000	Tennessee Valley Authority	08/01/13	4.750%	270,900
200,000	PEFCO	08/15/13	4.974%	218,492
125,000	PEFCO	10/15/14	3.050%	132,541
450,000	U.S. Treasury Note	03/31/15	2.500%	472,077
87,357	Fannie Mae	02/25/18	5.000%	92,389
78,915	Fannie Mae	03/01/22	5.000%	84,883
400,000	U.S. Treasury Bond	08/15/23	6.250%	507,438
175,000	U.S. Treasury Note Inflation Protection Security	01/15/25	2.375%	239,941
320,000	U.S. Treasury Bond	02/15/26	6.000%	398,300
150,000	U.S. Treasury Bond	11/15/28	5.250%	173,109
300,000	Fannie Mae	10/25/32	5.500%	317,657
150,000	Tennessee Valley Authority	07/15/45	6.235%	167,487
	Total U.S. Government/Agencies Notes and Bonds			4,221,198

	Securitized /Asset Backed Bonds 15.2%
250,000	Province of Manitoba	02/15/12	5.000%	256,992
33,042	BMW Vehicle Lease Trust	03/15/12	2.910%	33,079
14,330	CNH Equipment Trust	11/15/12	5.280%	14,390
197,713	AEP Texas Central	07/01/13	4.980%	205,266
110,493	CNH Equipment Trust	12/16/13	1.850%	110,826
353,347	Mercedes Benz Auto Receivables Trust	01/15/14	1.670%	356,094
112,442	CARAT (2007-3)	03/17/14	5.210%	114,007
200,000	Province of Manitoba	04/28/14	1.375%	201,990
350,000	Province of Ontario	02/05/15	2.950%	367,019
125,000	Massachusetts RRB Special Purpose Trust	03/15/15	4.400%	130,140
200,000	Province of Nova Scotia	07/21/15	2.375%	204,959
170,308	FPL Recovery Funding LLC	08/01/15	5.044%	178,577
17,988	GNMA (552372)	02/15/17	6.000%	19,718
220,000	FPL Recovery Funding LLC	08/01/17	5.127%	244,612
17,736	GNMA (577742)	09/15/17	5.500%	19,229
200,000	RSB Bondco LLC	04/01/18	5.720%	225,122
131,000	Freddie Mac (2962 YE)	09/15/18	4.500%	139,924
67,408	GNMA (605079)	03/15/19	4.000%	71,793
119,300	FHLMC Pool	11/01/25	3.500%	121,674
56,963	Freddie Mac (FHR 1963 Z)	01/15/27	7.500%	65,412
67,513	Fannie Mae (633012)	02/01/32	7.000%	78,141
81,733	Fannie Mae (2002-93 A1)	03/25/32	6.500%	92,537
68,461	GNMA (G2SF Pool 3556)	05/20/34	5.500%	75,756
	Total Securitized /Asset Backed Bonds			3,327,257

	Corporate Bonds Industrial - Basic 1.0%
200,000	Freeport MC C&G	04/01/17	8.375%	218,500
	Total Corporate Bonds Industrial - Basic			218,500

	Corporate Bonds Industrial - Capital Goods 0.6%
125,000	General Electric Co	02/01/13	5.000%	132,675
	Total Corporate Bonds Industrial - Capital Goods			132,675

	Corporate Bonds Industrial - Communications 5.9%
150,000	Qwest Corporation	03/15/12	8.875%	157,875
120,000	Rogers Communications Inc	03/01/14	6.375%	134,671
175,000	Qwest Corporation	10/01/14	7.500%	196,219
100,000	Qwest Corporation	05/01/16	8.375%	118,000
250,000	Motorola Inc.	11/15/17	6.000%	284,470
150,000	GTE Corporation	04/15/18	6.840%	174,491
100,000	Frontier Communications Corp	03/15/19	7.125%	102,500
110,000	Motorola Inc.	09/01/25	6.500%	121,190
	Total Corporate Bonds Industrial - Communications			1,289,416

	Corporate Bonds Industrial - Consumer Cyclical 1.3%
200,000	Ford Motor Credit Co LLC	10/01/14	8.700%	223,898
50,000	Service Corp. International	06/15/17	7.000%	53,875
	Total Corporate Bonds Industrial - Consumer Cyclical			277,773

	Corporate Bonds Industrial - Consumer Non-Cyclical 4.4%
150,000	Domtar Corp.	06/01/17	10.750%	195,188
390,000	Altria Group, Inc.	11/10/18	9.700%	512,507
200,000	Archer Daniels Midlands Co	03/15/27	7.500%	254,081
	Total Corporate Bonds Industrial - Consumer Non-Cyclical			961,776

	Corporate Bonds Industrial - Energy 6.3%
300,000	Valero Logistics Co	07/15/12	6.875%	311,070
250,000	Petrobras International Fin Co	09/15/14	7.750%	286,690
250,000	El Paso Pipeline Partners	11/15/15	4.100%	259,935
200,000	Anadarko Petroleum Corp	09/15/16	5.950%	225,117
75,000	Denbury Resource Inc	08/15/19	6.375%	75,000
125,000	NV Energy Inc.	11/15/20	6.250%	131,235
75,000	Mobil Corp.	08/15/21	8.625%	103,536
	Total Corporate Bonds Industrial - Energy			1,392,583

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
June 30, 2011
(unaudited)

Par Value	Corporate Bonds Industrial - Transportation 2.2%	Maturity	Coupon		Market Value
400,000	BNSF Funding Trust (a)	12/15/55	6.613%		415,000
69,000	Kansas City Southern RY	06/01/15	8.000%		74,003
	Total Corporate Bonds Industrial - Transportation				489,003

	Corporate Bonds Industrial - Technology 2.2%
250,000	Xerox Corp	08/15/11	6.875%		251,679
215,000	Avnet Inc.	09/01/15	6.000%		236,320
	Total Corporate Bonds Industrial - Technology				487,999

	Corporate Bonds Utilities - Electric 7.8%
450,000	Oncor Electric Delivery Co	05/01/12	6.375%		469,321
125,000	Southern Power Co	07/15/12	6.250%		131,484
100,000	Ameren Corp. Illinois	12/15/13	8.875%		115,665
409,000	Ameren Corp.	05/15/14	8.875%		473,836
125,000	Sempra Energy	06/01/16	6.500%		144,761
359,000	Centerpoint Energy Houston Electric LLC	07/01/23	5.600%		381,308
	Total Corporate Bonds Utilities - Electric				1,716,375

	Corporate Bonds Utilities - Natural Gas 6.3%
200,000	Kaneb Pipeline	06/01/13	5.875%		214,112
250,000	Energy Transfer Partners Co	07/01/13	6.000%		270,175
250,000	Enterprise Products Oper Co	01/31/14	9.750%		298,446
300,000	TGT/Boardwalk Pipeline LLC	06/01/18	5.200%		318,479
260,000	Enterprise Products Oper Co	08/01/66	8.375%		281,450
	Total Corporate Bonds Utilities - Natural Gas				1,382,662

	Corporate Bonds Finance - Banking 9.3%
115,000	State Street Corp.	04/30/12	2.150%		116,833
500,000	Household Financial Co	11/27/12	6.375%		534,911
250,000	Wachovia Corp.	08/01/13	5.700%		271,608
100,000	Zions Bancorp.	09/23/14	7.750%		109,646
135,000	Citigroup Inc.	10/15/14	5.500%		146,810
330,000	Ford Credit Auto Owners Trust	11/15/14	2.420%		338,775
250,000	PNC Funding Corp.	09/21/15	4.250%		268,224
300,000	Bank of America Corp (b)	12/18/28	1.261%		246,340
	Total Corporate Bonds Finance - Banking				2,033,147

	Corporate Bonds Finance - Misc. Finance 3.0%
300,000	John Deere Capital Corp	06/19/12	2.875%		307,625
200,000	InterAmerican Development Bank	10/22/12	1.750%		203,360
150,000	SLM Corp.	10/01/13	5.000%		156,000
	Total Corporate Bonds Finance - Misc. Finance				666,985

	Corporate Bonds Finance - Insurance 1.7%
365,000	C.N.A. Financial/ Continental Corp.	08/15/12	8.375%		383,242
	Total Corporate Bonds Finance - Insurance				383,242

	Corporate Bonds Finance - REIT's 3.0%
100,000	United Domestic Realty Inc	01/15/15	5.250%		107,110
250,000	Senior Housing Properties Trust	01/15/16	4.300%		252,279
200,000	Biomed Realty LP	04/15/16	3.850%		201,578
100,000	Digital Realty Trust LP	03/15/21	5.250%		99,481
	Total Corporate Bonds Finance - REIT's				660,448

	Total Value of Bonds				19,641,037
	(Cost $19,100,951)

Shares	Common Stock 5.9%
2,000	BP PLC ADR				88,580
8,000	Citigroup Capital Preferred (a)				222,240
12,500	Merck & Co Inc				441,125
8,000	Microsoft Corp				208,000
10,000	Southern Copper				328,700
	Total Common Stock				1,288,645
	(Cost $1,260,332)

	Short Term Investments 3.5%
420,000	U.S. Treasury Bill 0.153% Due 5/3/2012			(c)	419,446
345,205	PNC Bank Money Market 0.050%			(c)	345,205
	Total Short Term Investments (Cost $764,576)				764,651

	Total Investments (Cost $21,346,083)	98.8%			21,694,333
	Other Assets Less Liabilities	1.2%			258,488
	NET ASSETS	100.0%			21,952,821

At June 30, 2011, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $21,346,083 is:
	Gross unrealized appreciation	$627,343
	Gross unrealized depreciation	(58,921)
	Net unrealized appreciation	$568,422

(a) Variable rate security; Interst rate shown is the rate in effect as of June 30, 2011.
(b)  Security is a fixed-to-floating coupon bond.  The coupon shown is the fixed coupon in effect at June 30, 2011.  The fixed coupon will convert to a floating coupon at a predetermined date.  At that date the coupon increases to LIBOR plus a predetermined margin.

(c) Represents 7 day effective yield as of June 30, 2011.

PORTFOLIO OF INVESTMENTS
The Elite Growth & Income Fund
June 30, 2011
(unaudited)

Shares		Market Value
	Common Stock 99.9%

	Basic Industries 23.0%
50,000	Cameco Corp.	$1,317,500
40,000	Freeport-McMoran Copper (b)	2,116,000
50,000	Market Vector Jr. Gold* (b)	1,724,000
13,000	SPDR Gold Trust*	1,897,740
20,000	Newmont Mining Corp (b)	1,079,400
70,000	Seabridge Gold Inc* (b)	1,974,700
	Total Basic Industries	10,109,340

	Business Services 14.4%
4,000	Google Inc. Cl A*	2,025,520
4,000	Mastercard Inc. Cl A	1,205,360
70,000	Microsoft Corp	1,820,000
15,000	Visa Inc Cl A (b)	1,263,900
	Total Business Services	6,314,780

	Consumer Goods & Services 10.4%
6,000	Apple Inc.*	2,014,020
70,000	General Motors Co*	2,125,200
5,000	Whirlpool Corp	406,600
	Total Consumer Goods & Services	4,545,820

	Energy 15.1%
20,000	Anadarko Petroleum Corp	1,535,200
40,000	BP PLC ADR	1,771,600
140,000	Clean Energy Fuels Corp* (b)	1,841,000
60,000	Petrohawk Energy Corp* (a)	1,480,200
	Total Energy	6,628,000

	Financial & Insurance 14.8%
5,000	Goldman Sachs Group Inc.	665,450
60,000	Hartford Financial Svcs Grp Inc.	1,582,200
40,000	JP Morgan Chase & Co.	1,637,600
40,000	Lincoln National Corp	1,139,600
151,000	Seabright Holdings Inc.	1,494,900
	Total Financial & Insurance	6,519,750

	Health Care - Pharmaceuticals 17.6
30,000	Abbott Laboratories Inc.	1,578,600
40,000	Dendreon Corp* (a)	1,577,600
30,000	Medco Health Solutions Inc* (b)	1,695,600
40,000	Merck & Co Inc.	1,411,600
30,000	Teva Pharmaceutical Inds Ltd (b)	1,446,600
	Total Health Care - Pharmaceuticals	7,710,000

	Health Care - Miscellaneous 4.6%
2,620,000	Agenus Inc.* (b)	2,043,600
	Total Health Care - Miscellaneous	2,043,600

	Total Value of Common Stock	$43,871,290
	(Cost $ 39,836,051)

Shares			Market Value

	Short-Term Investments 16.3%
6,737,399	Institutional Money Mkt Trust 0.14%	(c ) (d)	6,737,399
420,190	PNC Bank Money Market 0.05% (d)		420,190
	Total Value Of Short-Term Investments		7,157,589
	(Cost $7,157,589)

	Total Investments in Securities
	(Cost $46,993,640)	116.2%	51,028,879

	Liabilities in excess of
	other assets	-16.2%	(7,124,397)

	Net Assets	100.0%	$43,904,482

	At June 30, 2011, unrealized appreciation of securities, including written options, for Federal Income Tax purposes based on cost of $46,638,291, is as follows:

	Unrealized appreciation		$4,908,697
	Unrealized depreciation		(960,359)
	Net unrealized appreciation		$3,948,338

	Schedule of Call Options Written
Contracts	June 30, 2011
500	Petrohawk Energy Corp Call 12/17/11 $26		$(118,250)
400	Dendreon Corp Call 1/21/12 $35		(324,000)
	Total Call Options Written -	-1.0%	$(442,250)
	(Premiums received $355,349)

*Non-income producing

(a) All or a portion of the security is pledged as collateral for options written

(b) All or a portion of this security was on loan at June 30, 2011. The value of securities on loan at June 30, 2011 was $6,797,712.

(c) This security was purchased with cash collateral received for securities on loan at June 30, 2011.

(d) Represents 7 day effective yield as of June 30, 2011.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President

Date	August 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President

Date	August 15, 2011

By (Signature and Title)*		/s/ John W. Meisenbach
John W. Meisenbach, Treasurer

Date	August 15, 2011

* Print the name and title of each signing officer under his or her signature.